Related-Party Transactions - Summary Of Related Party Transactions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Sales revenues	¥ 1,637,582	¥ 2,418,202
Cost of products sold (purchases)	6,035,231	6,781,142
Associates [Member]
Disclosure of transactions between related parties [line items]
Sales revenues	1,138,144	1,928,468
Cost of products sold (purchases)	5,983,797	6,694,395
Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Sales revenues	499,437	489,735
Cost of products sold (purchases)	¥ 51,434	¥ 86,747